Note 16 - Commitments and Contingencies (Detail) - Future non-cancellable minimum lease payments under operating and capital leases: (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
2013					€ 349
2014				222
2015			185
2016		185
2017	185
Total	€ 1,126